Share-based compensation - Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	825,091	1,349,001
Number of options granted (in shares) | shares	211,350	245,215
Number of options forfeited (in shares) | shares	(63,540)	(127,729)
Number of options exercised (in shares) | shares	(144,142)	(641,396)
Number of options expired (in shares) | shares	(1,117)	0
Number of options outstanding - end of period (in shares) | shares	827,642	825,091
Number of options exercisable (in shares) | shares	484,483	456,218
Weighted average exercise price, options outstanding - beginning of period (in canadian dollars per share) | $ / shares	$ 28.37	$ 13.60
Weighted average exercise price, options granted (in canadian dollars per share) | $ / shares	61.80	52.73
Weighted average exercise price, options forfeited (in canadian dollars per share) | $ / shares	62.98	44.25
Weighted average exercise price, options exercised (in canadian dollars per share) | $ / shares	28.99	3.46
Weighted average exercise price, options expired (in canadian dollars per share) | $ / shares	52.46	0
Weighted average exercise price, options outstanding - end of period (in canadian dollars per share) | $ / shares	34.11	28.37
Weighted average exercise price, options exercisable (in canadian dollars per share) | $ / shares	$ 18.46	$ 13.85